Investment Portfolio	as of September 30, 2021 (Unaudited)
DWS Core Equity VIP
	Shares	Value ($)

Common Stocks 99.2%
Communication Services 10.3%
Entertainment 4.0%
Activision Blizzard, Inc.	15,052	1,164,874
Electronic Arts, Inc.	3,339	474,973
Netflix, Inc.*	1,562	953,351
Roku, Inc.*	5,145	1,612,185
Spotify Technology SA*	1,064	239,762
Walt Disney Co.*	1,652	279,469
		4,724,614
Interactive Media & Services 5.0%
Alphabet, Inc. "A"*	848	2,267,145
Alphabet, Inc. "C"*	1,344	3,582,177
		5,849,322
Wireless Telecommunication Services 1.3%
T-Mobile U.S., Inc.*	12,407	1,585,118
Consumer Discretionary 12.1%
Auto Components 0.3%
BorgWarner, Inc.	9,333	403,279
Diversified Consumer Services 0.8%
Terminix Global Holdings, Inc.*	21,812	908,906
Hotels, Restaurants & Leisure 3.0%
Choice Hotels International, Inc.	6,255	790,444
Darden Restaurants, Inc.	3,336	505,304
Hilton Worldwide Holdings, Inc.*	3,941	520,646
Vail Resorts, Inc.	1,370	457,648
Wyndham Hotels & Resorts, Inc.	16,440	1,269,004
		3,543,046
Household Durables 1.5%
D.R. Horton, Inc.	11,298	948,693
Mohawk Industries, Inc.*	2,512	445,629
Newell Brands, Inc.	17,418	385,634
		1,779,956
Internet & Direct Marketing Retail 4.7%
Amazon.com, Inc.*	1,671	5,489,302
Leisure Products 0.6%
Peloton Interactive, Inc. "A"*	8,792	765,344
Specialty Retail 0.8%
CarMax, Inc.*	2,311	295,715
Carvana Co.*	2,059	620,871
		916,586
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc. "B"	3,123	453,553

Consumer Staples 5.1%
Beverages 2.7%
Coca-Cola Co.	25,474	1,336,621
PepsiCo, Inc.	12,675	1,906,447
		3,243,068
Food & Staples Retailing 1.5%
Beyond Meat, Inc.* (a)	3,044	320,412
Costco Wholesale Corp.	1,881	845,227
Kroger Co.	13,759	556,276
		1,721,915
Personal Products 0.3%
Estee Lauder Companies, Inc. "A"	1,129	338,621
Tobacco 0.6%
Altria Group, Inc.	16,056	730,869
Energy 3.0%
Energy Equipment & Services 0.4%
Baker Hughes Co.	16,454	406,908
Oil, Gas & Consumable Fuels 2.6%
Devon Energy Corp.	24,807	880,897
Hess Corp.	9,468	739,545
Marathon Petroleum Corp.	17,903	1,106,584
Occidental Petroleum Corp.	11,358	335,970
		3,062,996
Financials 10.9%
Banks 4.3%
Bank of America Corp.	21,930	930,928
JPMorgan Chase & Co.	19,210	3,144,485
Wells Fargo & Co.	21,514	998,465
		5,073,878
Capital Markets 4.8%
Ameriprise Financial, Inc.	3,765	994,412
Apollo Global Management, Inc.	8,455	520,743
Carlyle Group, Inc.	18,649	881,725
Intercontinental Exchange, Inc.	4,055	465,595
MSCI, Inc.	2,905	1,767,228
T. Rowe Price Group, Inc.	3,284	645,963
Tradeweb Markets, Inc. "A"	4,335	350,181
		5,625,847
Insurance 1.8%
Everest Re Group Ltd.	1,751	439,116
Hartford Financial Services Group, Inc.	6,916	485,849
MetLife, Inc.	18,908	1,167,191
		2,092,156
Health Care 13.5%
Biotechnology 2.7%
AbbVie, Inc.	8,899	959,935

Amgen, Inc.	6,070	1,290,786
Biogen, Inc.*	3,479	984,522
		3,235,243
Health Care Equipment & Supplies 0.2%
Danaher Corp.	956	291,045
Health Care Providers & Services 7.5%
Anthem, Inc.	6,803	2,536,158
Centene Corp.*	19,858	1,237,352
Cigna Corp.	1,400	280,224
DaVita, Inc.*	6,805	791,149
Encompass Health Corp.	6,285	471,626
HCA Healthcare, Inc.	3,215	780,345
McKesson Corp.	5,152	1,027,206
Molina Healthcare, Inc.*	4,232	1,148,184
Premier, Inc. "A"	13,079	506,942
		8,779,186
Pharmaceuticals 3.1%
AstraZeneca PLC (ADR)	7,339	440,780
Bristol-Myers Squibb Co.	14,892	881,160
Johnson & Johnson	8,804	1,421,846
Viatris, Inc.	32,458	439,806
Zoetis, Inc.	2,356	457,394
		3,640,986
Industrials 8.7%
Aerospace & Defense 1.7%
Howmet Aerospace, Inc.	21,708	677,290
Textron, Inc.	19,277	1,345,727
		2,023,017
Building Products 0.9%
Owens Corning	11,729	1,002,830
Commercial Services & Supplies 2.3%
Cintas Corp.	987	375,711
Republic Services, Inc.	2,797	335,808
Waste Management, Inc.	13,109	1,957,960
		2,669,479
Electrical Equipment 0.4%
Emerson Electric Co.	5,086	479,101
Industrial Conglomerates 0.4%
3M Co.	2,467	432,761
Machinery 2.1%
AGCO Corp.	5,552	680,287
Cummins, Inc.	2,083	467,758
Ingersoll Rand, Inc.*	8,531	430,048
Parker-Hannifin Corp.	3,176	888,073
		2,466,166
Professional Services 0.2%
TransUnion	2,613	293,466

Road & Rail 0.7%
Norfolk Southern Corp.	2,428	580,899
Union Pacific Corp.	1,497	293,427
		874,326
Information Technology 28.0%
Communications Equipment 0.9%
Cisco Systems, Inc.	20,153	1,096,928
IT Services 2.8%
Accenture PLC "A"	1,721	550,582
DXC Technology Co.*	16,126	541,995
Visa, Inc. "A" (a)	9,871	2,198,765
		3,291,342
Semiconductors & Semiconductor Equipment 4.7%
Advanced Micro Devices, Inc.*	9,312	958,205
Intel Corp.	28,851	1,537,181
NVIDIA Corp.	6,807	1,410,138
QUALCOMM, Inc.	12,774	1,647,591
		5,553,115
Software 12.2%
Cadence Design Systems, Inc.*	2,337	353,915
Dynatrace, Inc.*	9,262	657,324
Intuit, Inc.	752	405,712
Microsoft Corp.	29,312	8,263,639
Oracle Corp.	30,891	2,691,533
salesforce.com, Inc.*	3,555	964,187
Splunk, Inc.*	3,354	485,357
Synopsys, Inc.*	1,875	561,394
		14,383,061
Technology Hardware, Storage & Peripherals 7.4%
Apple, Inc.	61,280	8,671,120
Materials 2.3%
Chemicals 1.2%
DuPont de Nemours, Inc.	6,024	409,572
Linde PLC*	1,691	496,105
The Mosaic Co.	14,425	515,261
		1,420,938
Containers & Packaging 0.3%
International Paper Co.	5,644	315,613
Metals & Mining 0.8%
Arconic Corp.*	17,882	563,998
Newmont Corp.	6,976	378,797
		942,795
Real Estate 3.2%
Equity Real Estate Investment Trusts (REITs)
AvalonBay Communities, Inc.	5,394	1,195,526
Iron Mountain, Inc. (a)	30,894	1,342,344
Prologis, Inc.	10,041	1,259,443
		3,797,313

Utilities 2.1%
Electric Utilities 0.7%
NextEra Energy, Inc.	10,088	792,110
Multi-Utilities 0.5%
Public Service Enterprise Group, Inc.	10,876	662,348
Water Utilities 0.9%
American Water Works Co., Inc.	6,055	1,023,537
Total Common Stocks (Cost $69,168,781)		116,853,110

Securities Lending Collateral 3.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c) (Cost $4,005,412)	4,005,412	4,005,412

Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 0.03% (b) (Cost $990,107)	990,107	990,107

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $74,164,300)	103.5	121,848,629
Other Assets and Liabilities, Net	(3.5)	(4,090,362)
Net Assets	100.0	117,758,267
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2021	Value ($) at 9/30/2021
Securities Lending Collateral 3.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c)
3,846,941	158,471 (d)	—	—	—	3,198	—	4,005,412	4,005,412
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 0.03% (b)
740,536	9,931,737	9,682,166	—	—	143	—	990,107	990,107
4,587,477	10,090,208	9,682,166	—	—	3,341	—	4,995,519	4,995,519
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2021 amounted to $3,856,202, which is 3.3% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2021.
ADR: American Depositary Receipt

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$116,853,110	$—	$—	$116,853,110
Short-Term Investments (a)	4,995,519	—	—	4,995,519
Total	$121,848,629	$—	$—	$121,848,629
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS1coreq-PH3
R-080548-1 (1/23)